CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of revenues from sales
In Thousands of US Dollars
Description	2021	2020	2019
Customer A	$-	$-	$23
Customer B	$-	$2	$-
Customer C	$-	$-	$36